Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	3 Months Ended			12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010	Sep. 27, 2013 CNS Therapeutics, Inc.	Jun. 28, 2013 Post-Separation	Dec. 27, 2013 Separation Costs [Member]	Dec. 28, 2012 Separation Costs [Member]	Sep. 27, 2013 Internal Revenue Service (IRS)	Sep. 30, 2011 Internal Revenue Service (IRS) Covidien	Sep. 27, 2013 U.S. - Federal and State	Sep. 27, 2013 Foreign Tax Authority	Sep. 27, 2013 Parent Company Investment	Sep. 28, 2012 Parent Company Investment
Income Taxes [Line Items]
Unrecognized tax benefits that would require cash remittance if not sustained			$ 100,100,000	$ 13,400,000	$ 14,200,000
Advance payment in connection with proposed settlements of certain tax matters												35,100,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment			0	23,500,000	23,500,000							23,500,000
Advance payment in connection with proposed settlement of certain tax matters, interest payment												11,600,000
Advance payments to be made in next fiscal year			30,000,000
Unrecognized tax benefits transferred from Covidien			84,200,000	0	0			84,200,000
Unrecognized tax benefits, which if favorably settled would benefit the effective tax rate	96,900,000		96,300,000	144,300,000	144,800,000
Interest expense on unrecognized tax benefits			2,400,000	1,400,000	3,800,000
Interest accrued on unrecognized tax benefits	58,300,000		62,100,000	33,900,000	32,500,000											26,000,000
Accrued interest on unrecognized tax benefits transferred from Covidien								51,800,000
Penalty accruals transferred from Covidien								4,000,000
Unrecognized tax benefits that would impact effective tax rate, upper bound of change	11,100,000		22,600,000
Income tax penalties and interest accrued that would impact effective tax rate, upper bound of change	12,500,000		15,600,000
Deferred income taxes (current asset)			171,100,000	119,900,000
Current deferred tax assets transferred from Covidien								16,500,000
Deferred intercompany interest			19,200,000	0
Increase in deferred tax asset due to acquisition							5,800,000
Deferred income taxes (non-current liability)	317,300,000		310,100,000	73,700,000
Noncurrent deferred tax liability transferred from Covidien								165,100,000
Increase in deferred tax liability due to acquisition							32,900,000
Deferred tax liability, investment in partnership			173,600,000	0
Operating loss carryforwards														13,600,000
Operating loss carryforwards, not subject to expiration														11,400,000
Operating loss carryforwards, subject to expiration													23,200,000	2,200,000
Capital loss carryforwards											5,400,000
Tax credit carryforward			11,400,000
Tax credit carryforwards, not subject to expiration			600,000
Deferred tax assets, valuation allowance			30,000,000	15,300,000
Foreign earnings intended to be repatriated			200,000	400,000	3,800,000
Undistributed earnings			1,000,000,000
Provision for income taxes	16,600,000	17,100,000	68,600,000	94,800,000	86,200,000
Income from continuing operations before income taxes	63,000,000	36,900,000	126,400,000	236,100,000	243,200,000
Effective tax rate	26.30%	46.30%
Tax benefit on separation costs									700,000	300,000
Separation costs	2,200,000	12,000,000	74,200,000	25,500,000	2,900,000
Unrecognized tax benefits	100,700,000		100,100,000	165,500,000	168,400,000	175,700,000									0	152,100,000
Unrecognized tax benefits, net increase	600,000
Unrecognized tax benefits, additions related to prior period tax positions	4,300,000		6,600,000	1,600,000	1,100,000
Unrecognized tax benefits, additions related to current year tax positions	500,000		3,500,000	1,300,000	2,200,000
Unrecognized tax benefits, lapse of statute of limitations	$ 4,200,000		$ 100,000	$ 2,200,000	$ 0